Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Year ended
Guernsey segment	31 December 2016	31 December 2015	31 December 2014
Balance at beginning of year	23,462	24,821	7,086
Acquisitions during the year	—	—	19,291
Foreign exchange translation adjustment	(3,840)	(1,359)	(1,556)
Balance at end of year	19,622	23,462	24,821

Schedule of customer relationship intangible assets

	31 December 2016			31 December 2015
Business segment	Cost	Accumulated amortisation	Net carrying amount	Cost	Accumulated amortisation	Net carrying amount
Bermuda	29,785	(7,762)	22,023	8,342	(6,258)	2,084
Cayman	12,324	(2,782)	9,542	12,324	(1,960)	10,364
Guernsey	58,420	(47,696)	10,724	58,420	(43,199)	15,221
Total	100,529	(58,240)	42,289	79,086	(51,417)	27,669